Investments carried under the equity method (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Dec. 31, 2018
Investments in associates [Abstract]
Investment under the equity method		$ 135,496	$ 53,419
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		50.00%
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 8,561	8,773
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method	[1]	$ 46,347	43,161
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 1,437	1,485
ABY Infraestructuras, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		1	0
Ca Ku A1, S.A.P.I de CV (PTS) [Member]
Investments in associates [Abstract]
Investment under the equity method		0	0
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
Investment under the equity method		0	0
Amherst Island Partnership [Member]
Investments in associates [Abstract]
Investment under the equity method	[2]	$ 79,150	0
Amherst Island Partnership [Member] | Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Associate Companies [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 135,496	$ 53,419

[1]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated condensed interim financial statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.
[2]	Amherst Island Partnership, the holding company owing 100% of Windlectric Inc., the project entity, is 40% owned by Atlantica (Note 5).